Income Taxes - Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)		12 Months Ended
	Jan. 01, 2008	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Continuing Operations Tax Rate Reconciliation [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Withholding tax on the PRC earnings distribution		4.00%	14.00%	0.00%
Effect of international rate difference		(1.00%)	2.00%	(1.00%)
Effect of preferential tax rate		(3.00%)	(3.00%)	(2.00%)
Tax effect of expenses that are not deductible in determining taxable profit		4.00%	1.00%	1.00%
Effective tax rate		29.00%	39.00%	23.00%